John Hancock Special Equities Fund dated 3/1/97        John Hancock Sovereign U.S. Government
John Hancock World Bond Fund dated 3/1/97               Income Fund dated 3/1/97
John Hancock Strategic Income Fund dated 3/1/97        John Hancock Massachusetts Tax-Free
John Hancock Tax Free Bond Fund dated 1/1/97            Income Fund dated 1/1/97
John Hancock Pacific Basin Equities Fund               John Hancock New York Tax-Free Income Fund
 dated 3/1/97                                           dated 1/1/97
John Hancock Global Marketplace Fund                   John Hancock Disciplined Growth Fund
 dated 3/1/97                                           dated 3/1/97
John Hancock Global Rx Fund dated 3/1/97               John Hancock Financial Industries Fund
John Hancock Emerging Growth Fund dated 3/1/97          dated 3/1/97
John Hancock Global Fund dated 3/1/97                  John Hancock Regional Bank Fund dated 3/1/97
John Hancock Growth Fund dated 3/1/97                  John Hancock Discovery Fund dated 3/1/97
John Hancock Global Technology Fund                    John Hancock Government Income Fund
 dated 3/1/97                                           dated 3/1/97
John Hancock Short-Term Strategic Income Fund          John Hancock High Yield Bond Fund
 dated 3/1/97                                           dated 3/1/97
John Hancock Special Opportunities Fund                John Hancock Intermediate Maturity
 dated 3/1/97                                           Government Fund dated 3/1/97
John Hancock California Tax-Fee Income Fund            John Hancock High Yield Tax-Free Fund
 dated 1/1/97                                           dated 1/1/97
John Hancock International Fund dated 3/1/97

                Supplement to Statement of Additional Information



The "Distribution Contracts" section is supplemented as follows:

John Hancock Funds, Inc. may pay extra compensation to financial services firms selling large amounts of fund shares. This compensation may be calculated as a percentage of fund shares sold by the firm.


5/20/97


MFSAI 5/97